INCOME TAXES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Income (loss) before taxes	$ 16,982	$ (17,143)
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery at combined rate	$ (4,500)	$ 4,543
Difference in tax rates	(1,704)	1,746
Non-deductible amounts	4,637	2,579
Non-taxable amounts	13,518	2,535
Previously unrecognized deferred tax assets	247	1,255
Renunciation of tax attributes-flow through shares	(423)	(417)
Change in deferred tax assets not recognized	(233)	(5,960)
Change in tax rates, legislation	(29)	(55)
Prior year over (under) provision	(47)	(1,105)
Other	(197)	(897)
Income tax recovery	$ 1,995	$ 860